Shareholder Report, Holdings (Details)	Jun. 30, 2024
Variable Portfolio - Partners Core Equity Fund Class 3 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Variable Portfolio - Partners Core Equity Fund Class 3 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Variable Portfolio - Partners Core Equity Fund Class 3 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Variable Portfolio - Partners Core Equity Fund Class 3 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Variable Portfolio - Partners Core Equity Fund Class 3 | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Variable Portfolio - Partners Core Equity Fund Class 3 | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Variable Portfolio - Partners Core Equity Fund Class 3 | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Variable Portfolio - Partners Core Equity Fund Class 3 | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Variable Portfolio - Partners Core Equity Fund Class 3 | CSX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Variable Portfolio - Partners Core Equity Fund Class 3 | NXP Semiconductors NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Variable Portfolio - Partners Core Equity Fund Class 3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
Variable Portfolio - Partners Core Equity Fund Class 3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Variable Portfolio - Partners Core Equity Fund Class 3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Variable Portfolio - Partners Core Equity Fund Class 3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Variable Portfolio - Partners Core Equity Fund Class 3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Variable Portfolio - Partners Core Equity Fund Class 3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Variable Portfolio - Partners Core Equity Fund Class 3 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Variable Portfolio - Partners Core Equity Fund Class 3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Variable Portfolio - Partners Core Equity Fund Class 3 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Variable Portfolio - Partners Core Equity Fund Class 3 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Variable Portfolio - Partners Core Equity Fund Class 3 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Variable Portfolio - Partners Core Equity Fund Class 3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Variable Portfolio - Partners Core Equity Fund Class 3 | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Variable Portfolio - Partners Core Equity Fund Class 2 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Variable Portfolio - Partners Core Equity Fund Class 2 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Variable Portfolio - Partners Core Equity Fund Class 2 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Variable Portfolio - Partners Core Equity Fund Class 2 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Variable Portfolio - Partners Core Equity Fund Class 2 | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Variable Portfolio - Partners Core Equity Fund Class 2 | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Variable Portfolio - Partners Core Equity Fund Class 2 | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Variable Portfolio - Partners Core Equity Fund Class 2 | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Variable Portfolio - Partners Core Equity Fund Class 2 | CSX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Variable Portfolio - Partners Core Equity Fund Class 2 | NXP Semiconductors NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Variable Portfolio - Partners Core Equity Fund Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
Variable Portfolio - Partners Core Equity Fund Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Variable Portfolio - Partners Core Equity Fund Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Variable Portfolio - Partners Core Equity Fund Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Variable Portfolio - Partners Core Equity Fund Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Variable Portfolio - Partners Core Equity Fund Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Variable Portfolio - Partners Core Equity Fund Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Variable Portfolio - Partners Core Equity Fund Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Variable Portfolio - Partners Core Equity Fund Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Variable Portfolio - Partners Core Equity Fund Class 2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Variable Portfolio - Partners Core Equity Fund Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Variable Portfolio - Partners Core Equity Fund Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Variable Portfolio - Partners Core Equity Fund Class 2 | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Variable Portfolio - Partners Core Equity Fund Class 1 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Variable Portfolio - Partners Core Equity Fund Class 1 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Variable Portfolio - Partners Core Equity Fund Class 1 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Variable Portfolio - Partners Core Equity Fund Class 1 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Variable Portfolio - Partners Core Equity Fund Class 1 | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Variable Portfolio - Partners Core Equity Fund Class 1 | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Variable Portfolio - Partners Core Equity Fund Class 1 | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Variable Portfolio - Partners Core Equity Fund Class 1 | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Variable Portfolio - Partners Core Equity Fund Class 1 | CSX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Variable Portfolio - Partners Core Equity Fund Class 1 | NXP Semiconductors NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Variable Portfolio - Partners Core Equity Fund Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
Variable Portfolio - Partners Core Equity Fund Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Variable Portfolio - Partners Core Equity Fund Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Variable Portfolio - Partners Core Equity Fund Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Variable Portfolio - Partners Core Equity Fund Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Variable Portfolio - Partners Core Equity Fund Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Variable Portfolio - Partners Core Equity Fund Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Variable Portfolio - Partners Core Equity Fund Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Variable Portfolio - Partners Core Equity Fund Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Variable Portfolio - Partners Core Equity Fund Class 1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Variable Portfolio - Partners Core Equity Fund Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Variable Portfolio - Partners Core Equity Fund Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Variable Portfolio - Partners Core Equity Fund Class 1 | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%